Investments carried under the equity method (Details) $ in Thousands	1 Months Ended	9 Months Ended
	Jun. 30, 2021 MW	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Investments in associates [Abstract]
Investment under the equity method		$ 296,762	$ 116,614
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		50.00%
Windlectric Inc. [Member]
Investments in associates [Abstract]
Ownership interest		100.00%
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
Ownership interest		30.00%
Ownership interest		100.00%
AYES Canada [Member] | Amherst Island [Member]
Investments in associates [Abstract]
Dividend distribution		$ 11,300
2007 Vento II, LLC [Member]
Investments in associates [Abstract]
Investment under the equity method		199,280	0
Ownership interest	49.00%
Gross capacity | MW	596
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method		996	976
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 37,913	39,204
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		51.00%
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 1,517	1,587
Ca Ku A1, S.A.P.I. de CV (PTS) [Member]
Investments in associates [Abstract]
Investment under the equity method		0	30
Windlectric Inc. [Member]
Investments in associates [Abstract]
Investment under the equity method		48,025	59,116
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
Investment under the equity method		8,745	15,514
Other renewable energy associates [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 286	$ 186